Standardized Measure of Discounted Future Net Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Extractive Industries [Abstract]
Future cash inflows	$ 770,528
Future production taxes	(53,040)
Future state margin tax expenses	(5,394)
Future net cash flows	712,094
10% discount to reflect timing of cash flows	(384,848)
Standardized measure of discounted future net cash flows	$ 327,246